Note 8 - Related Party Transactions	9 Months Ended
Apr. 30, 2013
Related Party Transactions [Abstract]
Note 8 - Related Party Transactions

Note 8 – Related party transactions:

As at April 30, 2013, the Company owed Mr. Walchuk an amount totaling $58,179 (July 31, 2012 - $58,179), which is included on the Company’s balance sheet as loans payable – related party.  On July 31, 2008, the Board of Directors approved a series of promissory notes in respect of funds advanced by Mr. Walchuk for operations bearing interest at 5% per annum. As a result of the agreements, the Company has accrued interest expenses totaling $2,200 in respect of amounts advanced, which amount is recorded on the Company’s balance sheet as Accounts payable – related party.

During the nine month period ended April 30, 2013, the Company accrued management fees totaling $72,000 ($72,000 – 2012) to two directors of the Company, Rick Walchuk and Michael Soursos.  The Company did not make any cash payments to either director, leaving an amount of $370,000 owing to Mr. Walchuk and an amount of $99,000 owing to Mr. Soursos on the Company’s balance sheet as Accounts payable – related party.